FINANCIAL INSTRUMENTS (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Carrying Value	$ 4,360,000	$ 4,360,000
Amortized cost | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	12,224,377	9,634,464
Financial Liabilities Carrying Value	12,224,377	9,634,464
Amortized cost | Current portion of long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	0	2,503,064
Financial Liabilities Carrying Value	0	2,503,064
Amortized cost | Deferred payment
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	22,308,000	22,226,565
Financial Liabilities Carrying Value	22,308,000	22,226,565
Amortized cost | Payable to joint venture
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	22,500,000	0
Financial Liabilities Carrying Value	22,500,000	0
Amortized cost | Due to related parties
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Fair Value	3,936,398	1,806,393
Financial Liabilities Carrying Value	3,936,398	1,806,393
Long-term investment
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	159,795	282,508
FVTPL | Long-term investment
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	159,795	282,509
Financial Assets Carrying Value	159,795	282,509
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	15,664,718	36,042,090
Financial Assets Carrying Value	15,664,718	36,042,090
Amortized cost | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	4,467,563	3,579,271
Financial Assets Carrying Value	4,467,563	3,579,271
Amortized cost | Due from related parties
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	15,354,413	14,973,749
Financial Assets Carrying Value	15,354,413	14,973,749
Amortized cost | Refundable deposits
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	2,196,391	2,196,391
Financial Assets Carrying Value	$ 2,196,391	$ 2,196,391